Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Aug. 31, 2007
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from Sale of Available-for-sale Securities	$ 5.0	$ 0	$ 1.1
Long-term investment, contractual maturity period (years)	3
Deferred compensation liability	94.8	84.7
Trading Securities, Change in Unrealized Holding Gain (Loss)	10.9	(2.1)	4.1
Face amount				550
Interest rate				6.25%
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit	0.2	4.2
Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, sold at par	10.7	15.8
Minimum [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit maturity date ranges	1 month
Minimum [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, contractual maturity period (years)	18
Maximum [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certificates of deposit maturity date ranges	2 years
Maximum [Member] | Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment, contractual maturity period (years)	32
6.25% Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face amount	550
Interest rate	6.25%
Fair value	$ 674	$ 648